SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 10 - SUBSEQUENT EVENTS

On October 5, 2018 the Company issued 1,000,000 shares to non-related party for services, recorded at the fair market value of the share price, in the amount of $7,400.

On October 8, 2018, the Company issued 2,348,571 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $7,100 in principal and $1,120 in accrued interest toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 8, 2018 was $0.0084 per share.

On October 11, 2018, the Company issued 3,428,571 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,000 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 11, 2018 was $0.012 per share.

On October 17, 2018, the Company issued 3,837,143 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $13,430 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 17, 2018 was $0.0083 per share.

On October 19, 2018, the Company issued 3,840,000 shares, at $0.0035 per share, to Power Up Lending Group Ltd., an unrelated party, as reduction of $12,040 in principal toward its convertible note payable. The shares were issued at a discount to the market. Fair Market Value on October 19, 2018 was $0.0075 per share.

Management has evaluated subsequent events through the date the financial statements were available to be issued, considered to be the date of filing with the Securities and Exchange Commission. Based on our evaluation no events have occurred requiring adjustment to or disclosure in the financial statements.

On January 12, 2018 the Company issued 200,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $30,000.

On January 16, 2018 the Company issued 150,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $22,500.

On February 12, 2018 the Company issued 40,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $3,216.

On February 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $10,000.

On February 23, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,810.

On March 15, 2018 the Company issued 100,000 shares to a non-related party for services, recorded at the fair market value of the share price, in the amount of $8,500.

On March 2, 2018, the Company filed with the Securities and Exchange Commission (“SEC”), a registration statement on Form S-1 (the “Registration Statement”). Pursuant to the Registration Statement, the Company seeks to register up to 14,000,000 shares of its common stock. These shares of common stock would be registered in connection with the Stock Purchase Agreement dated January 22, 2018 between the Company and Northbridge Financial, Inc., a Delaware corporation. The Company has received a comment letter from the SEC staff in response to the Registration Statement filing and Company principals expect to file an amendment to the Registration Statement upon completion of audited financial statements for the period ended December 31, 2017.

Management has evaluated subsequent events through the date the financial statements were available to be issued, considered to be the date of filing with the Securities and Exchange Commission. Based on our evaluation no events have occurred requiring adjustment to or disclosure in the financial statements.